CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Revenue	$ 1,664.4	$ 1,590.3	$ 1,400.8
Operating expenses:
Selling, general and administrative expense	409.6	389.7	351.4
Restructuring expense	11.4	7.1	5.1
Operating income	164.7	132.6	125.6
Pension expense (income), other than service cost	0.7	0.0	(1.3)
Interest income	13.4	3.7	3.8
Interest expense	24.3	16.3	11.2
Net income before income taxes	153.1	120.0	119.5
Income tax provision	23.5	16.2	27.0
Equity in net earnings of unconsolidated affiliate	(0.3)	0.0	0.0
Income from continuing operations	129.3	103.8	92.5
Income from discontinued operations, net of taxes	453.3	33.6	26.6
Net income	$ 582.6	$ 137.4	$ 119.1
Basic earnings per share:
Income from continuing operations (in Dollars per share)	$ 4.04	$ 3.24	$ 2.89
Income from discontinued operations (in Dollars per share)	14.17	1.05	0.83
Net income (in Dollars per share)	18.21	4.29	3.72
Diluted earnings per share:
Diluted earnings per share from net income (in Dollars per share)	4.02	3.23	2.88
Income from discontinued operations (in Dollars per share)	14.11	1.05	0.83
Net income (in Dollars per share)	$ 18.13	$ 4.28	$ 3.71
Weighted average shares outstanding:
Basic (in Shares)	32.0	32.0	32.0
Diluted (in Shares)	32.1	32.1	32.1
Product
Revenue:
Revenue	$ 1,498.0	$ 1,443.1	$ 1,268.0
Operating expenses:
Operating expenses	984.7	973.9	839.6
Service
Revenue:
Revenue	166.4	147.2	132.8
Operating expenses:
Operating expenses	$ 94.0	$ 87.0	$ 79.1